Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year (a)	Summary Compensation Table Total for Principal Executive Officer (“PEO”)(1) (b)	Compensation Actually Paid to PEO(2) (c)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(3) (d)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(4) (e)	Value of Initial Fixed $100 Investment Based On:		Net Income (thousands)(7) (h)	Adj. EBITDA (thousands)(8) (i)
					Total Shareholder Return(5) (f)	Peer Group Total Shareholder Return(6) (g)
2025	$9,775,611	$6,800,301	$3,961,104	$2,676,938	$354.83	$193.01	$759,221	$2,294,551
2024	$8,437,049	$9,339,737	$4,066,175	$4,385,440	$468.61	$187.97	$885,322	$2,298,777
2023	$8,056,599	$7,633,074	$3,542,613	$3,274,057	$473.10	$204.12	$846,074	$1,849,547
2022	$8,951,318	$21,872,248	$3,126,314	$7,943,940	$475.35	$192.58	$1,214,206	$2,127,156
2021	$9,057,189	$27,355,621	$4,310,734	$12,883,431	$306.57	$137.26	$584,968	$1,051,973

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	The dollar amounts reported in column (d) represent the average of the amounts reported for the Named Executive Officers as a group (excluding
Mr. Foran) in the “Total” column of the Summary Compensation Table in each applicable year. Each of the Named Executive Officers included for these purposes (the “Non-PEO Named Executive Officers”) in each applicable year are as follows: (i) for 2025, Messrs. Singleton, Erman, Macalik,
Willey, Krug and Lambert; (ii) for 2024, Messrs. Singleton, Willey, Krug and Erman; (iii) for 2023, Messrs. Singleton, Willey, Billy E. Goodwin, Craig
N. Adams and Michael D. Frenzel; (iv) for 2022, Messrs. Goodwin, Singleton, Adams, Frenzel and David E. Lancaster; and (v) for 2021, Messrs.
Adams, Goodwin, Lancaster and Matthew V. Hairford.

Peer Group Issuers, Footnote	The peer group used for this purpose is the following published industry index: Russell 2000 Energy Index.
PEO Total Compensation Amount	$ 9,775,611	$ 8,437,049	$ 8,056,599	$ 8,951,318	$ 9,057,189
PEO Actually Paid Compensation Amount	$ 6,800,301	9,339,737	7,633,074	21,872,248	27,355,621
Adjustment To PEO Compensation, Footnote	The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Foran, as computed in accordance with
Item 402(v) of Regulation S-K, and do not reflect the total compensation actually realized or received by Mr. Foran. These amounts reflect the amounts included in the “Total” column of the Summary Compensation Table for each year, adjusted in accordance with these rules as shown below for 2025. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Compensation Actually Paid to PEO	2025
Summary Compensation Table Total	$9,775,611
Less, value of “Stock Awards” reported in Summary Compensation Table	$(4,222,400)
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	$2,854,400
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	$(1,137,800)
Plus (less), change in fair value from prior year-end to vesting date of equity awards granted in prior years that vested in the year	$(469,510)
Compensation Actually Paid to PEO	$6,800,301

Non-PEO NEO Average Total Compensation Amount	$ 3,961,104	4,066,175	3,542,613	3,126,314	4,310,734
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,676,938	4,385,440	3,274,057	7,943,940	12,883,431
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the Non-PEO Named Executive
Officers, as computed in accordance with Item 402(v) of Regulation S-K. These amounts reflect the average of the amounts in the “Total” column of the Summary Compensation Table for each year, adjusted in accordance with these rules as shown below for 2025. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant.

Average Compensation Actually Paid to Non-PEO Named Executive Officers	2025
Average Summary Compensation Table Total	$3,961,104
Less, average value of "Stock Awards" reported in Summary Compensation Table	$(1,802,990)
Plus, average year-end fair value of outstanding and unvested equity awards granted in the year	$1,117,973
Plus (less), average year over year change in fair value of outstanding and unvested equity awards granted in prior years	$(450,285)
Plus (less), average change in fair value from prior year-end to vesting date of equity awards granted in prior years that vested in the year	$(148,864)
Average Compensation Actually Paid to Non-PEO Named Executive Officers	$2,676,938

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table	Total Shareholder Return 2.Adjusted EBITDA 3.Net Debt / Adjusted EBITDA 4.Adjusted Operating Costs per BOE 5.Return on Average Capital Employed
Total Shareholder Return Amount	$ 354.83	468.61	473.10	475.35	306.57
Peer Group Total Shareholder Return Amount	193.01	187.97	204.12	192.58	137.26
Net Income (Loss)	$ 759,221,000	$ 885,322,000	$ 846,074,000	$ 1,214,206,000	$ 584,968,000
Company Selected Measure Amount	2,294,551,000	2,298,777,000	1,849,547,000	2,127,156,000	1,051,973,000
PEO Name	Mr. Foran
Additional 402(v) Disclosure	The dollar amounts reported in column (b) are the amounts reported for Mr. Foran for each of the corresponding years in the “Total”
column of the Summary Compensation Table. See “Executive Compensation—Summary Compensation Table”.
Total Shareholder Return is calculated by dividing (a) the sum of (i) the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and (ii) the difference between the Company’s share price at the end of each fiscal year shown and the beginning of the measurement period by (b) the Company’s share price at the beginning of the measurement period. The beginning of the measurement period for each year in the table is December 31, 2020.
The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.
Description of Certain Relationships between Information Presented in the Pay Versus Performance Table
As described in more detail in the section “Executive Compensation—Compensation Discussion and Analysis,” the
Company’s executive compensation program reflects a variable pay-for-performance philosophy. While the Company utilizes several performance measures to align executive compensation with Company performance, all of those
Company measures are not presented in the Pay Versus Performance table. Moreover, the Company generally seeks to incentivize long-term performance, and therefore does not specifically align the Company’s performance measures with compensation that is actually paid (as computed in accordance with SEC rules) for a particular year. In accordance with
SEC rules, the Company is providing the following descriptions of the relationships between information presented in the
Pay Versus Performance table.
Financial Performance Measures
As described in greater detail under “Executive Compensation—Compensation Discussion and Analysis,” the Company’s
executive compensation program reflects a variable pay-for-performance philosophy. The metrics that the Company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our Named
Executive Officers to increase the value of our enterprise for our shareholders. The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s Named Executive
Officers, for the most recently completed fiscal year, to the Company’s performance are as follows:

Measure:: 1
Pay vs Performance Disclosure
Name	Total Shareholder Return
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	We determined Adjusted EBITDA to be the most important financial performance measure used to link Company performance to "compensation actually paid" to our PEO and Non-PEO Named Executive Officers in 2025. Adjusted EBITDA is a non-GAAP financial measure. For a definition of Adjusted EBITDA and a reconciliation of Adjusted EBITDA to Matador’s net income (loss) and net cash provided by operating activities, see
Annex A to this Proxy Statement. This performance measure may not have been the most important financial performance measure for prior years and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Measure:: 3
Pay vs Performance Disclosure
Name	Net Debt / Adjusted EBITDA
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted Operating Costs per BOE
Measure:: 5
Pay vs Performance Disclosure
Name	Return on Average Capital Employed
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,222,400)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,854,400
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,137,800)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(469,510)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,802,990)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,117,973
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(450,285)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (148,864)